Goodwill (Details 1) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 4,568	$ 62	₨ 3,994
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Goodwill	4,568		3,994
Cash-generating units [member] | PSAI- Active Pharmaceutical Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	997		997
Cash-generating units [member] | Global Generics-Complex Injectables [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,421		1,372
Cash-generating units [member] | Global Generics-North America Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,015		1,021
Cash-generating units [member] | Global Generics-Branded Formulations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,021		491
Cash-generating units [member] | Other Cash-generating units [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 114		₨ 113